Related party transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during the three and six months ended June 30, 2023, the Company charged its equity-method investees $12,773 and $42,074, respectively (2022 - $26,547 and $33,960, respectively). Additionally, Liberty Development JV Inc. (note 6(a)), an equity-investee of the Company, provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. However, during the three and six months ended June 30, 2023 and June 30, 2022, no such development fees were charged to the Company.
Subsequent to quarter-end, on July 5, 2023, the Company provided a $35,000 non-interest-bearing loan to Liberty Development JV Inc. The joint venture used these funds to return equity to its shareholders through which the Company received $17,500.
(b)Redeemable non-controlling interest held by related party
Liberty Development Energy Solutions (note 6(a)), an equity investee of the Company, has a secured credit facility in the amount of $306,500 maturing on January 26, 2024. It is collateralized through a pledge of Atlantica Sustainable Infrastructure plc (“Atlantica”) ordinary shares. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica shares to eliminate the collateral shortfall. The Liberty Development Energy Solutions secured credit facility is repayable on demand if Atlantica ceases to be a public company or if certain other events are announced or completed that could restrict AY Holdings’ ability to sell or transfer its Atlantica ordinary shares. Liberty Development Energy Solutions has a preference share ownership in AY Holdings, which AQN reflects as redeemable non-controlling interest held by related party. Redemption is not considered probable as of June 30, 2023. During the three and six months ended June 30, 2023, the Company incurred non-controlling interest attributable to Liberty Development Energy Solutions of $6,348 and $12,399, respectively (2022 - $3,086 and $5,661, respectively) and recorded distributions of $6,302 and $12,300, respectively (2022 - $2,820 and $5,404, respectively).
13.Related party transactions (continued)
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents an interest in a consolidated subsidiary of the Company, acquired by Atlantica Yield Energy Solutions Canada Inc. ("AYES Canada") in May 2019 for $96,752 (C$130,103) and an interest in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company, acquired by Liberty Development JV Inc. in November 2021 for $39,376. During the three and six months ended June 30, 2023, the Company recorded distributions of $4,921 and $10,979, respectively (2022 - $5,534 and $12,956, respectively).
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.